Consolidated statements of comprehensive income - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Consolidated statements of comprehensive income
Net result for the year	kr (571,541)	kr 581,278	kr (274,413)
Other comprehensive income (loss)	0	0	0
Comprehensive result for the year	kr (571,541)	kr 581,278	kr (274,413)

[1]	See note 1 to the consolidated financial statements.